Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Contractual Commitments of the non-cancellable Portion	Pieris AG’s contractual commitments of the non-cancellable portion under this operating lease as of December 31, 2013 are as follows:

Total
2014	$200,433

License Agreement
Schedule of minimum license fee commitment

The table below shows the annual license fee commitments under the two agreements as of December 31, 2013:

License payments
2014	$110,128
2015	110,128
2016	110,128
2017	110,128
2018	110,128
Thereafter	867,258

Total minimum license payments	$1,417,898